PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
PROPERTY, PLANT AND EQUIPMENT
Total property plant and equipment, at cost	$ 15,765,280	$ 15,451,820
Less: accumulated depreciation	(7,960,475)	(7,347,486)
Property, plant and equipment before construction in progress	7,804,805	8,104,335
Construction in progress (“CIP”)	1,591	0
Property, plant and equipment, net	7,806,396	8,104,335
Buildings [Member]
PROPERTY, PLANT AND EQUIPMENT
Total property plant and equipment, at cost	5,802,420	5,886,262
Machinery [Member]
PROPERTY, PLANT AND EQUIPMENT
Total property plant and equipment, at cost	8,826,527	8,446,168
Furniture, fixtures and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT
Total property plant and equipment, at cost	671,539	647,880
Motor vehicles [Member]
PROPERTY, PLANT AND EQUIPMENT
Total property plant and equipment, at cost	$ 464,794	$ 471,510